UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

The Gold Bullion Strategy Portfolio

Annual Report

December 31, 2013

1-855-650-QGLD (7453)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Dear Shareholders,

This Annual Report for The Gold Bullion Strategy Portfolio (“Portfolio”) covers the period from inception of the Portfolio on November 1, 2013 to December 31, 2013 (“the period”).  Flexible Plan Investments, Ltd. serves as the sub-advisor to The Gold Bullion Strategy Portfolio.  During the period, the Portfolio declined by 6.84%, compared with a decline of 8.51% in the S&P GSCI Gold Index, while the S&P 500 TR Index increased by 5.35%.  The sub-index of the S&P GSCI provides investors with a reliable and publicly available benchmark tracking the COMEX gold future.

In the twelve months prior to the Portfolio’s inception, the price of gold had already staged a significant pullback due in part to the perceived shift in the monetary policy of the Federal Reserve Board. This move was anticipated to lead to modestly higher interest rates. Although the Federal Reserve announced plans to slowly remove liquidity from the marketplace and keep interest rates low for a sustained period of time, concerns surrounding the Fed’s policies continued to affect the gold market as the period progressed. Once the price of gold turned downward, the trend persisted as gold producers unwound hedges. By year-end, the price of gold had sustained its first annual loss in 12 years, closing at $1,201.64 an ounce following its peak more than two years ago on Sept. 6, 2011 at $1,921 an ounce.

We believe that the Federal Reserve Board’s decision to cut its monthly bond purchases and remove liquidity from the financial system have eased investors’ concerns about inflation, as loose monetary policies tend to be associated with higher inflation. With inflation persistently low in the developed world since the financial crisis and the Federal Reserve Board backing off policies that were seen as potentially inflationary, investors found one less reason to own gold.

As U.S. equity markets surged during 2013, many money managers and investors have altered asset allocations in favor of equities, leading to lower levels of allocation to gold. In addition, central banks have slowed their purchases of gold, while more gold is flowing into developing markets such as China and India. These factors may also account for some of the behavior in the price of gold.

The Gold Bullion Strategy Portfolio seeks returns that reflect the daily performance of the price of gold bullion and as such is a vehicle for investors to capture potential returns resulting from those movements.  To meet its goal of tracking the New York Spot Gold 1:30 p.m. EST close, the Portfolio utilizes gold bullion-related futures contracts and exchange-traded funds (ETFs).  Additionally, in an effort to reflect the daily performance of the price of gold bullion net of fees, the Portfolio invests in investment-grade fixed income corporate notes and bonds, with an objective of generating interest income to offset those fees.

The Portfolio continues to endeavor to execute its strategy consistently, regardless of the market environment or perceived outlook for gold. Despite the past few years downturn in the performance of gold, we believe gold has a place in investors’ portfolios. We encourage our investors to maintain a long-term perspective as the market reacts to inevitable challenges and opportunities. As an asset class, gold historically has been uncorrelated with other asset classes and tended to provide a valuable hedge to investor portfolios in times of market volatility or economic uncertainty. We thank you for your confidence in The Gold Bullion Strategy Portfolio and its potential to help you achieve your financial goals.

Best regards,

Catherine Ayers-Rigsby

Jerry Wagner

Advisors Preferred

Flexible Plan Investments, Ltd.

The Gold Bullion Strategy Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio's performance figures* for the period ended December 31, 2013, as compared to its benchmark:

		Since Inception**
The Gold Bullion Strategy Portfolio		(6.84)%
S&P 500 Total Return Index ***		5.35%

Comparison of the Change in Value of a $10,000 Investment.

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-650-7453.

** Inception date is November 1, 2013.

*** The S&P 500 Total Return is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Mutual Funds:
Debt Fund	76.3%
Commodity Fund	5.4%
Short-Term Investments	13.4%
Other Assets less liabilities	4.9%
	100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis.

The Gold Bullion Strategy Portfolio
Consolidated Portfolio of Investments
December 31, 2013

Shares					Value
	MUTUAL FUNDS - 81.7%
	DEBT FUNDS - 76.3%
850	Guggenheim BulletShares 2014 Corporate Bond ETF				$ 18,062
820	Guggenheim BulletShares 2015 Corporate Bond ETF				17,945
810	Guggenheim BulletShares 2016 Corporate Bond ETF				18,039
360	Guggenheim Enhanced Short Duration ETF				18,059
170	iShares 1-3 Year Credit Bond ETF				17,923
350	iShares 2014 AMT-Free Muni Term ETF				18,032
360	iShares Floating Rate Bond ETF				18,255
170	iShares Short-Term National AMT-Free Muni Bond ETF				18,076
720	Market Vectors Investment Grade Floating Rate Bond ETF				17,982
1,030	Market Vectors Short Municipal ETF				18,092
180	PIMCO Enhanced Short Maturity Exchange-Traded Fund				18,236
360	PIMCO Short Term Municipal Bond Exchange-Traded Fund				18,089
590	SPDR Barclays Investment Grade Floating Rate ETF				18,084
590	SPDR Barclays Short Term Corporate Bond ETF				18,105
740	SPDR Nuveen Barclays Short Term Municipal Bond ETF				17,969
230	Vanguard Short-Term Bond ETF				18,384
					289,332
	COMMODITY FUND - 5.4%
175	SPDR Gold Grantor Trust * (a)				20,311

	TOTAL MUTUAL FUNDS (Cost - $310,316)				309,643

	SHORT-TERM INVESTMENT - 13.4%
	MONEY MARKET FUND - 13.4%
50,902	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class 0.04% (a,b,c)
	(Cost - $50,902)				50,902

	TOTAL INVESTMENTS - 95.1% (Cost - $361,218) (d)				$ 360,545
	OTHER ASSETS LESS LIABILITIES - 4.9%				18,486
	NET ASSETS - 100.0%				$ 379,031

* Non-income producing security.
(a) All or part of this instrument is a holding of GBSP Fund Limited.
(b) Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
(c) All or part of the security was held as collateral for futures outstanding as of December 31, 2013.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $361,439 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:		$ 34
			Unrealized Depreciation:		(928)
			Net Unrealized Depreciation:		$ (894)

Futures Contracts
Open Long Futures Contracts

Number of				Notional Value at	Unrealized
Contracts	Issue	Exchange	Expiration	December 31, 2013	(Depreciation)
3	Gold	NY Comex	Feb-14	360,690	$ (13,280)

See accompanying notes to financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement Of Assets and Liabilities
December 31, 2013 (a)

ASSETS
Investments in securities:
At cost	$ 361,218
At value	360,545
Deposit with brokers for futures contracts	26,986
Cash	16,614
Receivables:
Fund shares sold	11,078
Securities sold	2,773
Interest	222
TOTAL ASSETS	418,218

LIABILITIES
Payables:
Investments purchased	38,238
Payable for Futures variation margin	450
Investment advisory fees	262
Distribution (12b-1) fees	175
To other affiliates	10
Accrued expenses and other liabilities	52
TOTAL LIABILITIES	39,187
NET ASSETS	$ 379,031

NET ASSETS CONSIST OF:
Capital Stock	398,014
Accumulated net investment loss	-
Accumulated net realized loss from investment and futures	(5,030)
Net unrealized depreciation on:
Investment	(673)
Futures	(13,280)
NET ASSETS	$ 379,031

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$ 379,031
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	16,280
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 23.28

(a) The Portfolio commenced operations on November 1, 2013.

See accompanying notes to financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Operations
For the Period Ended December 31, 2013 (a)

INVESTMENT INCOME
Interest	$ 1
Dividends	397
TOTAL INVESTMENT INCOME	398

EXPENSES
Investment advisory fees	262
Administrative services fees	105
Distribution (12b-1) fees:	175
Non 12b-1 shareholder servicing expense	53
NET EXPENSES	595

NET INVESTMENT LOSS	(197)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized loss from:
Investments	(104)
Futures	(4,887)
(4,991)

Net change in unrealized appreciation (depreciation):
Investments	(673)
Futures	(13,280)
(13,953)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES	(18,944)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (19,141)

(a) The Portfolio commenced operations on November 1, 2013.

See accompanying notes to financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Statement of Changes in Net Assets

For the
Period Ended
December 31, 2013 (a)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$ (197)
Net realized loss from investment and futures	(4,991)
Net change in unrealized depreciation on investments and futures	(13,953)
Net decrease in net assets resulting from operations	(19,141)

SHARES OF BENEFITCIAL INTEREST
Proceeds from shares sold:	398,172
Total increase in net assets from share of beneficial interest	398,172

TOTAL INCREASE IN NET ASSETS	379,031

NET ASSETS
Beginning of Period	-
End of Period^	$ 379,031
^ Includes accumulated net investment loss	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	16,280
Net increase in shares of beneficial interest outstanding	16,280

(a) The Portfolio commenced operations on November 1, 2013.

See accompanying notes to financial statements.

The Gold Bullion Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Investor Class
For the Period Ended December 31, 2013 (a)
Net asset value, beginning of period	$ 25.00

Activity from investment operations:
Net investment loss (b)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.70)
Total from investment operations	(1.72)

Net asset value, end of period	$ 23.28

Total return (c,d)	(6.88)%

Net assets, at end of period (000s)	$ 379

Ratio of net expenses to average
net assets (e,f)	1.70%
Ratio of net investment loss
to average net assets (e,f,g)	(0.56)%

Portfolio Turnover Rate (c)	23%

(a) The Portfolio commenced operation on November 1, 2013.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Not Annualized.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e) Annualized.
(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(g)	Recognition of net investment income (loss) by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2013

1.

ORGANIZATION

The Gold Bullion Strategy Portfolio (the “Portfolio”) is a non-diversified series of shares of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio currently offers one class of shares which are offered at net asset value. The Portfolio seeks returns that reflect the performance of the price of Gold bullion. The Portfolio commenced operations on November 1, 2013.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its consolidated financial statements.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

GBSP Fund Limited (“GBSP Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that invests in Gold-bullion related ETFs, ETNs, physical gold bullion and derivatives. See “Consolidation of Subsidiaries” for additional information.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2013 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Debt Funds	$ 289,332	$ -	$ -	$ 289,332
Commodity Fund	20,311	-	-	20,311
Money Market Fund	50,902	-	-	50,902
Total	$ 360,545	$ -	$ -	$ 360,545
Liabilities
Futures Contracts **	$ (13,280)	$ -	$ -	$ (13,280)

* Refer to the Consolidated Portfolio of Investments for sector clarifications.

** Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include the accounts of Gold Bullion Strategy Portfolio Limited (“GBSP Ltd.”), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to 25% of its total assets in GBSP Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Portfolio’s investment objectives and policies. The subsidiary commenced operations on November 15, 2013 and is an exempted Cayman Islands company with limited liability.

A summary of the Portfolio’s investment in GBSP Ltd. is as follows:

	Inception Date of GBSP Ltd.	GBSF Net Assets at December 31, 2013	% Of Net Assets at December 31 ,2013
GBSP Ltd.	11/15/2013	$46,373.47	12.23%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many Factors affect the Portfolio’s net asset value and performance. The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Funds and the Subsidiary.

General Market Risk. The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities market generally.

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending it investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

Futures Contracts – The Portfolio is subject to commodity risk in the normal course of pursuing its investment objective. The Portfolio may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Porfolio’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.  If the Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Portfolio segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Transactions in futures contracts during the period ended December 31, 2013, were as follows:

Realized gain (loss)	$ (4,887)
Change in unrealized appreciation (depreciation)	$ (13,280)

During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over the counter forwards are subject to counterparty default risk.

Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Portfolio identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, GBSP Ltd. is an exempted Cayman investment company. GBSP Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GBSP Ltd. is a CFC and as such is not subject to U.S. income tax. However, a portion of GBSP Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses which are not readily identifiable to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $358,137 and $47,639, respectively.

4.

OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Portfolio’s policy is to recognize a net asset or liability equal to the net variation margin for future contracts. During the period ended December 31, 2013, the Portfolio was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2013.

The Portfolio uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments see Note 2. As of December 31, 2013 the Gold Bullion Strategy Portfolio was invested in futures contracts.

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$ 12,830	$ (12,830)	$ -	$ -	$ -	$ -
Total	$ 12,830	$ (12,830)	$ -	$ -	$ -	$ -

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$ 13,280	$ (12,830)	$ 450	$ -	$ 450	$ -
Total	$ 13,280	$ (12,830)	$ 450	$ -	$ 450	$ -

5.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio.  Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Portfolio.  The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Portfolio. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS and the Advisor and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an advisory agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the Portfolio’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Portfolio, with exception of shareholder servicing fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest dividend on securities sold short, if any), taxes and extraordinary expenses.

Pursuant to the terms of an administrative servicing agreement with GFS, Gemini receives a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.  The approved entities may be affiliates of GFS.  GFS provides a Principal Financial Officer to the Portfolio.

During the period ended December 31, 2013, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf the Fund and received $82 in trade commissions

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Gold Bullion Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”), an affiliate of the Advisor, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Advisor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor is an affiliate of the Advisor. For the period ended December 31, 2013, pursuant to the plan, Investor dues were $175.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $10,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio Section 2(a) (9) of the Act.  As of December 31, 2013, Jefferson National Life Insurance Co. held 99.99% of the voting securities of Investor Class shares.

7.  TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	& Late year	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ 78	$ -	$ (18,167)	$ -	$ (894)	$ (18,983)

The difference between book basis and tax basis unrealized depreciation, and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and the Portfolio’s holding in GBSP Ltd.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassification for the period ended December 31, 2013, as follows:

Paid in	Undistributed Net	Accumulated Net
Capital	Investment Income	Realized Gain (Loss)
$ (158)	$ 197	$ (39)

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Gold Bullion Strategy Portfolio and

Board of Trustees of Advisors Preferred Trust

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of The Gold Bullion Strategy Portfolio (the “Portfolio”), a series of the Advisors Preferred Trust, as of December 31, 2013, and the related consolidated statements of operations and changes in net assets and the financial highlights for the period November 1, 2013 (commencement of operations) through December 31, 2013.  These consolidated financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gold Bullion Strategy Portfolio as of December 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period November 1, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

February 14, 2014

The Gold Bullion Strategy Portfolio

Expense Example (Unaudited)

December 31, 2013

As a shareholder of The Gold bullion Strategy Portfolio, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gold bullion Strategy Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 (commencement of operations) through December 31, 2013.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gold Bullion Strategy Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*   Portfolio Class expense are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period, multiplied by the Portfolio’s annualized expense multiplied by the number of days in the period (60) divided by the number of days in the fiscal year (365).

**   Please note that while the Portfolio commenced operations on November 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period July 1, 2013 to December 31, 2013.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the numbers of days in the fiscal year (365).

Approval of Advisory and Sub-Advisory Agreement – The Gold Bullion Strategy Portfolio

Approval of Investment Advisory Agreement

At a meeting held on April 9, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an amendment to the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, to add The Gold Bullion Strategy Portfolio (the “Portfolio”) as a new series of the Trust.

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

 In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser.

In its consideration of the approval of the Advisory Agreement for the Portfolio, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Board then reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Trust, on behalf of The Gold Bullion Strategy Portfolio, including the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Portfolio, a description of the services to be provided by the Adviser and those services retained by the proposed sub-adviser to the Portfolio, a review of the professional personnel performing services that would perform services for the Portfolio, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.  In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to–day investment decisions of the Portfolio to a sub-adviser and will generally provide management and operational oversight of the sub-adviser.  The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Portfolio’s investment limitations and concluded that such practices were adequate, and noting that the Adviser has hired additional internal compliance personnel in recent months. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreements and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Portfolio were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to a sub-adviser. The Trustees considered other mutual funds advised by the Adviser and sub-advised by a third party. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the funds that it advises, the funds advised by the Adviser have generally delivered positive performance such to provide a reasonable basis for considering that the Adviser has performed its due diligence in the selection of sub-advisers.  The Trustees concluded that the represented performance of other funds advised by the Adviser and the Adviser’s contribution to the operations of those funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed the comparison of management fees and total operating expense data provided to them and reviewed the Portfolio’s advisory and overall expenses compared to a peer group comprised of, with respect to the Portfolio, retail mutual funds broadly selected according to their investments in commodities and commodity related strategies. The Independent Trustees noted that the Adviser proposed to charge an advisory fee of 0.75% of the Portfolio’s average net assets, which was below the mean of the Portfolio’s peer group. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to the Portfolio dependent upon the net assets of the Portfolio. The Trustees considered the proposed allocation of the advisory fee payable to the Portfolio’s sub-adviser, the portion retained by the Adviser, and the decrease in the Adviser’s portion of the fee as the assets of the Portfolio increase.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Portfolio, the fees to be charged by the Adviser were reasonable and in the best interests of the Portfolio and its future shareholders.

  Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Portfolio based on a break even and profitability analysis reviewed by the Board, as well as the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Portfolio, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Portfolio were not excessive.

Economies of Scale. As to the extent that the Portfolio will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees concluded that the Portfolio had not yet commenced operations and that material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Portfolio and its shareholders.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Portfolio’s surrounding circumstances.

Approval of Sub-Advisory Agreement

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

 In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolio’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other pooled investment vehicles managed by the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees reviewed materials provided by the Sub-Adviser related to the proposed Sub-Advisory Agreement with the Adviser on behalf of the Portfolio, including the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Portfolio, the proposed Sub-Advisory Agreement, an overview of the individuals that primarily monitor and execute the investment process, and a certification from Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Sub-Adviser’s portfolio management team, research staff and compliance program were indicative of a high degree of professionalism at the Sub-Adviser. The Trustees further noted that the Sub-Adviser has continuously offered investment services for over 30 years, maintains profitability, and currently manages approximately $1.5 billion in assets with further growth prospects. The Trustees considered that the Sub-Adviser has been successful in managing the portfolios of other registered investment companies, and that the aforementioned characteristics in the aggregate potentially offer stability in managing the Portfolio’s investments. The Trustees then concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Portfolio were satisfactory and reliable.

Performance.  The Trustees considered that the Portfolio was not being structured to outperform a particular index or to generate targeted returns, rather that the Portfolio is designed to replicate the index return of gold bullion. The Trustees noted the Sub-Adviser’s experience in quantitative analysis as well as the Sub-Adviser’s presentation on the investment models proposed to be used for the Portfolio, and concluded that the Sub-Adviser has sufficient expertise to deliver anticipated returns for the Portfolio in a manner consistent with the investment objective of the Portfolio, and that such return would be an acceptable level of investment return to shareholders.

Fees and Expenses.  The Trustees then discussed the proposed fees to be paid to the Sub-Adviser.  The Trustees considered that the Sub-Adviser would be paid an allocation of the Advisory fee of 0.50% on assets up to $300 million, 0.525% on the next $100 million in assets and 0.55% on assets in excess of $400 million. The Trustees referred to a report generated by a third-party research firm (the “Research Report”) analyzing fee arrangements of funds that delegate portfolio management to a sub-adviser. The Trustees considered that, although the sub-advisory fee allocated to the Sub-Adviser was higher than the median sub-advisory fees included in the Research Report, the Research Report did not account for sub-advisory fees charged for the management of investments in alternative asset classes, including commodities, which may require a higher degree of sophistication. The Trustees concluded that given the experience of the Sub-Adviser in managing investments in such asset classes, including the sophistication required to manage such portfolios, that the sub-advisory fees were acceptable in light of the quality of the services the Portfolio expected to receive from Sub-Adviser.

Profitability.  The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Portfolio, based on the materials provided to them prior to the Meeting, and whether the amount of profit is a fair profit for providing sub-advisory services to the Portfolio.  The Trustees concluded that because of the Portfolio’s expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Portfolio would not be excessive.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Portfolio for the initial two years of the Sub-advisory Agreement and whether there is potential for realization of any further economies of scale.  The Trustees considered that the Sub-Adviser would need to continually adapt the instruments in which the Portfolio invests in order to maintain the integrity of the stated investment strategy as the Portfolio increases their assets. The Trustees further noted that the Adviser has agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to the Portfolio, and that the Trustees would evaluate whether economies of scale could realized and shared with the Portfolio’s shareholders once the Portfolio has reached a stable asset level.

 Conclusion.  Having requested and received such information from Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-advisory Agreement, and as assisted by the advice of counsel, the Trustees determined that approval of the Sub-advisory Agreement for an initial two-year term is in the best interests of the Portfolio and its future shareholders.  In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances.

The Gold Bullion Strategy Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Independent Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, November 2012 to present	President, Ranson & Associates (strategic planning, including capital formation and marketing, for start-up businesses and associations), 2003 – present.	8	None
Felix Rivera Born: 1963	Trustee	Indefinite, November 2012 to present	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), Jan. 2011 - present; Chief Operating Officer, Biondo Investment Advisors, LLC, Apr. 2004 - Dec. 2010.	8	None
Janet P. Ailstock Born: 1948	Trustee	Indefinite, November 2012 to present	Attorney, J. Parker Ailstock, P.A., 1998 - present.	8	None

1 Unless otherwise specified, the mailing address of each Trustee is 80 Arkay Drive, Hauppauge, NY  11788.

2 The "Fund Complex" consists of the series of the Trust.

Interested Trustees and Officers

Name, Address [1] and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Catherine Ayers-Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; November 2012 to present	CEO, Advisors Preferred, LLC (investment advisor), Apr. 2011 – present; CEO, Ceros Financial Services, Inc. (broker/dealer), Sept. 2009 – present; Managing Director, Rydex Financial Services, (broker/dealer) Mar. 2002 – Sept 2009.	8	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; November 2012 to present	Sales Director, Ceros Financial Services, Inc. (broker/dealer), Jan. 2011 – present; VP Sales, TD Ameritrade, Inc. (broker/dealer), Feb. 2006 – Dec. 2010	8	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; November 2012 to present	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice-President, GemCom, LLC (since 2004).	n/a	n/a
Emile Molineaux Born: 1962	Chief Compliance Officer	Indefinite; November 2012 to present

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)

				n/a	n/a
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012 to present	AVP, Legal Admin Gemini Fund Services, LLC, Sept. 2012 – present; Vice President and Manager, BNY Mellon Investment Servicing, Inc., May 2006 – Sept. 2012.	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is 80 Arkay Drive, Hauppauge, NY 11788.

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-650-7453.

PRIVACY NOTICE
FACTS		WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

             2013 - $15,000

 (b)

Audit-Related Fees

2013 – N/A

(c)

Tax Fees

2013 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

       Catherine Ayer-Rigsby, President

Date

2/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

        Catherine Ayer-Rigsby, President

Date

2/24/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/24/2014